Corporate Information (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Play Company [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	[1]	Play Company
Location	[1]	Seoul
Percentage of ownership(%)	[1]	100.00%
Fiscal year end	[1]	December
Main business	[1]	Sale and distribution of content consumer products and providing production services
Play F&B Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	[1]	Play F&B Co., Ltd.
Location	[1]	Seoul
Percentage of ownership(%)	[1]	67.10%	67.10%
Fiscal year end	[1]	December
Main business	[1]	Food and beverage
Playverse Co., Ltd [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	[1],[2]	Playverse Co., Ltd
Location	[1],[2]	Seoul
Percentage of ownership(%)	[1],[2]	100.00%
Fiscal year end	[1],[2]	December
Main business	[1],[2]	Special Purpose Company
LAMP [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	[1]	LAMP
Location	[1]	Seoul
Percentage of ownership(%)	[1]	51.30%
Fiscal year end	[1]	December
Main business	[1]	Film and drama content production
Bidangil [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	[1]	Bidangil
Location	[1]	Seoul
Percentage of ownership(%)	[1]	53.70%
Fiscal year end	[1]	December
Main business	[1]	Film and drama content production
Trigger Limited Company Specializing in The Cultural Industry [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	[1]	Trigger Limited Company Specializing in The Cultural Industry
Location	[1]	Seoul
Percentage of ownership(%)	[1]	53.70%
Fiscal year end	[1]	December
Main business	[1]	Planning, development and production of the film Trigger
Apeitda [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	[1]	Apeitda
Location	[1]	Seoul
Percentage of ownership(%)	[1]	51.00%
Fiscal year end	[1]	December
Main business	[1]	Film and drama content production
Anseilen [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	[1]	Anseilen
Location	[1]	Seoul
Percentage of ownership(%)	[1]	51.00%
Fiscal year end	[1]	December
Main business	[1]	Film and drama content production
Solaire [Member]
IfrsStatementLineItems [Line Items]
Subsidiary	[1]	Solaire
Location	[1]	Seoul
Percentage of ownership(%)	[1]	95.00%
Fiscal year end	[1]	December
Main business	[1]	Investment in film and drama content
K Enter [Member]
IfrsStatementLineItems [Line Items]
Subsidiary		K Enter
Location		Delaware
Percentage of ownership(%)		100.00%
Fiscal year end		December
Main business		Film and drama content production

[1]	Indirect Subsidiaries
[2]	Playverse Co., Ltd. Is a special purpose company for the purpose of consummating an acquisition of HANSOL INTICUBE Co., Ltd. (Note 23, 35, 38).